Sales and advertising expense (Tables)	6 Months Ended
Jun. 30, 2026
Sales and advertising expense
Schedule of sales and advertisement expenses
Sales and advertising expense is comprised of the following:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2025	2026	2025	2026
Staff costs	1,302	1,140	2,389	2,323
Advertising campaigns	2,192	3,755	3,618	6,924
Selling expenses	657	622	1,246	1,348
Sales and advertising expense	4,151	5,517	7,253	10,595